Stockholders' equity	12 Months Ended
Dec. 31, 2025
Stockholders' equity
Stockholders' equity

Note 31.Stockholders’ equity

Stockholders’ equity consisted of the following:

	As at December 31, 2025		As at December 31, 2024
Share Capital	Ordinary shares	F shares	Ordinary shares	F shares
Par value per share	USD 0.01	USD 0.05	USD 0.01	USD 0.05
Share capital (in USD)	1,915,251	74,990	1,000,395	74,985

Total number of authorized shares	500,000,000	10,000,000	200,000,000	10,000,000
Total number of fully paid-in issued shares	191,525,129	1,499,800	100,039,519	1,499,700
Total number of fully paid-in outstanding shares	191,525,129	1,499,800	100,039,519	1,499,700
Total share capital (in USD)	1,990,241		1,075,380

Ordinary Shares

Each ordinary share confers upon the shareholder the following rights: the right to attend any meeting of shareholders; the right to one vote per ordinary share on any resolution of shareholders as against each other ordinary share but, as a class, the ordinary shares shall retain 50.01% of SEALSQ’s voting power; the right to an equal share in any dividend paid by the Company against each other ordinary share, which shall be one fifth of any amount paid by SEALSQ against each F share but shall not rank in preference or be subordinate to any other share; the right to an equal share in the distribution of the surplus assets of SEALSQ against each other ordinary share, which shall be one fifth of any amount paid by SEALSQ against each F share but shall not rank in preference to any other share; and such other rights and entitlements as may be specified in the articles of association.

F Shares

Each F share confers upon the shareholder the following rights: the right to attend any meeting of shareholders; a number of votes per F share, on any matter that is submitted to a vote of shareholders, that would cause the total votes of all F shares to equal 49.99% of the voting power of all shares (or, if the applicable voting standard is “a majority of the shares present in person or represented by proxy and entitled to vote on such matter”, 49.999999% of the voting power of shares present in person or represented by proxy and entitled to vote on such matter); the right to an equal share in any dividend paid by SEALSQ against each other F share, which shall be five times greater than any amount paid by SEALSQ against each ordinary share but which shall not rank in preference to any other share; and the right to an equal share in the distribution of the surplus assets of SEALSQ against each other F share, which shall be five times greater than any amount paid by SEALSQ against each ordinary share but which shall not rank in preference to any other share.

The F shares are subject to mandatory and automatic redemption, in the event of a change of control (being the acquisition by any person or entity, alone or jointly, of more than 50% of the voting rights of any F shareholder which is a corporate entity), as determined by SEALSQ’s board of directors, in exchange for the issuance of new ordinary shares at a ratio of five (5) ordinary shares for each one (1) F share redeemed. The F shares are non-transferable.

Equity transactions

Share Purchase Agreements with Several Institutional Investors signed in May 2025

On May 5, 2025, the Group entered into a Securities Purchase Agreement (the “May 2025 SPA”) with several institutional investors in connection with a registered direct offering. Pursuant to the May 2025 SPA, the Group agreed to sell and issue 10 million ordinary shares of SEALSQ for a total subscription price of USD 20 million. The May 2025 SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 1,574,982, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to additional paid-in capital (“APIC”).

At-the-Market Facility

On May 19, 2025, SEALSQ entered into an at-the-market (“ATM”) equity offering program pursuant to which it may offer and sell ordinary shares having an aggregate offering price of up to USD 100 million from time to time through a designated sales agent.

In the year ended December 31, 2025, the Group sold 15,450,000 ordinary shares under the ATM program at an average price of USD 4.60 per share, generating gross proceeds of USD 71,066,307. The Group paid commissions and offering expenses of USD 2,475,077, resulting in net proceeds of USD 68,591,229. As at December 31, 2025, approximately USD 28.9 million of the ATM facility remained available for future sales.

Share Purchase Agreement with Several Institutional Investors signed in July 2025

On July 14, 2025, the Group entered into a Securities Purchase Agreement (the “July 2025 SPA”) with several institutional investors in connection with a registered direct offering led by Heights Capital Management, Inc. Pursuant to the July 2025 SPA, the Group agreed to sell and issue 15 million ordinary shares together with Class A ordinary share purchase warrants to purchase up to 15 million ordinary shares (the “Class A Warrants”) and Class B ordinary share purchase warrants to purchase up to 15 million ordinary shares (the “Class B Warrants” and, together with the Class A Warrants, the “Warrants”), for a subscription price of USD 60.0 million, with each ordinary share sold in the offering accompanied by one Class A Warrant and one Class B Warrant.

The Class A Warrants and Class B Warrants are immediately exercisable, have an exercise price of USD 4.60 per ordinary share, and expire seven years from the date of issuance. Each Warrant is exercisable for one ordinary share.

The ordinary shares and warrants issued in connection with the July 2025 SPA were assessed as equity instruments and recorded within stockholders’ equity in accordance with ASC 480 and ASC 815. The gross proceeds from the transaction were allocated between the ordinary shares issued and the Warrants based on their relative fair values at the issuance date, with the amounts allocated to ordinary shares recorded in the Common stock - Ordinary shares at par value and the excess credited to APIC, and the amounts allocated to the Warrants recorded in APIC. The fair value of the ordinary shares issued was determined based on the quoted market price on the issuance date and the fair value of the Warrants was estimated using a Black-Scholes option pricing model.

Issuance costs directly attributable to the transaction of USD 4,424,679 were recorded as a reduction of stockholders’ equity and allocated to the ordinary shares and the Warrants on the same relative fair value basis.

Share Purchase Agreement with Several Institutional Investors signed in October 2025

On October 15, 2025, the Group entered into a Securities Purchase Agreement (the “October 2025 SPA”) with several institutional investors in connection with a registered direct offering and a concurrent private placement led by Heights Capital Management, Inc. Pursuant to the October 2025 SPA, the Group agreed to sell and issue (i) 12,640,000 ordinary shares in the registered direct offering and (ii) in the concurrent private placement, pre-funded ordinary share purchase warrants to purchase up to 14,026,666 ordinary shares (the “Pre-funded Warrants”) together with Class D ordinary share purchase warrants to purchase up to 53,333,332 ordinary shares (the “Class D Warrants” and, together with the Pre-funded Warrants, the “Private Warrants”), for aggregate gross proceeds of USD 200 million.

Each Pre-funded Warrant is exercisable for one ordinary share at an exercise price of USD 0.0001 per share and is immediately exercisable until exercised in full. The Class D Warrants are immediately exercisable, have an exercise price of USD 9.25 per ordinary share, and expire seven years from the date of issuance. Each Class D Warrant is exercisable for one ordinary share.

The ordinary shares, Pre-funded Warrants, and Class D Warrants issued in connection with the October 2025 SPA were assessed as equity instruments and recorded within stockholders’ equity in accordance with ASC 480 and ASC 815. The gross proceeds from the transaction were allocated among the ordinary shares and Private Warrants based on their relative fair values at the issuance date, with the amounts allocated to ordinary shares recorded in the Common stock - Ordinary shares at par value and the excess credited to APIC, and the amounts allocated to the Private Warrants recorded in APIC. The fair value of the ordinary shares was determined based on the quoted market price on the issuance date and the fair value of the Private Warrants was estimated using a Black-Scholes option pricing model.

Issuance costs directly attributable to the transaction of USD 12,291,832 were recorded as a reduction of stockholders’ equity and allocated to the ordinary shares and the Private Warrants on the same relative fair value basis.

Inducement Offer to Exercise Existing Ordinary Share Purchase Warrants

On October 5, 2025, the Group entered into a Warrant Inducement Agreement with certain institutional investors under which all outstanding Class A Warrants issued in connection with the July 2025 SPA were exercised or exchanged in full at an exercise price of USD 4.60 per ordinary share, resulting in gross proceeds of USD 69.0 million. In limited circumstances, certain investors elected to receive pre-funded warrants in lieu of ordinary shares upon exercise to comply with applicable beneficial ownership limitations.

In consideration for the early exercise of the Class A Warrants, the Group issued Class C ordinary share purchase warrants to purchase up to an aggregate of 26,250,000 ordinary shares (the “Class C Warrants”). The Class C Warrants are immediately exercisable, have an exercise price of USD 5.10 per ordinary share, and expire seven years from the date of issuance.

In line with ASC 815, the transaction was evaluated as a modification of the terms of freestanding equity-classified written call options that remained equity classified after the modification. The additional consideration provided in the form of Class C Warrants was determined to represent an inducement to accelerate the exercise of the Class A Warrants. Accordingly, the incremental fair value of the Class C Warrants, measured as of the inducement date, was recognized as an equity issuance cost and recorded as a reduction of APIC. The newly issued Class C Warrants were assessed as equity instruments and recorded within stockholders’ equity in accordance with ASC 480 and ASC 815. The issuance of pre-funded warrants in lieu of ordinary shares did not affect the accounting treatment or measurement of the inducement transaction.

Transaction costs of USD 3,583,183 incurred in connection with the Class A warrant exercise and related inducement transaction were recorded as equity issuance costs and recognized as a reduction of stockholders’ equity.

Warrant exercise

During the year ended December 31, 2025, SEALSQ issued a total of 35,496,048 ordinary shares to certain institutional investors upon the exercise of warrants and pre-funded warrants, resulting in gross proceeds of USD 56,839,132. The warrants and pre-funded warrants were issued in connection with a financing facility executed in 2023 and the above-mentioned agreements. We note that the issuance includes the exercise of 2 million Class B Warrants resulting in gross proceeds of USD 9.2 million. The exercised warrants were equity-classified and settled in shares, and accordingly, the proceeds were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.